Right-of-use assets and lease liabilities - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Variable lease operating costs	$ 5,949	$ 5,182
Increase (decrease) in right-of-use assets	10,711
Increase (decrease) lease liabilities	9,086
Increase (decrease) in depreciation expense	(979)
Increase (decrease) in interest expense	$ (1,625)
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Disclosure of quantitative information about right-of-use assets [line items]
Term of lease contract	5 years
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Disclosure of quantitative information about right-of-use assets [line items]
Term of lease contract	10 years